Global Macro Capital Opportunities Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.0%

Security	Shares	Value
Belgium — 0.2%
Titan Cement International S.A.(1)	19,300	$256,000

		$256,000

China — 11.7%
58.com, Inc. ADR(1)	1,600	$88,592
AAC Technologies Holdings, Inc.	12,500	98,550
Alibaba Group Holding, Ltd. ADR(1)	12,254	3,075,999
Anhui Conch Cement Co., Ltd., Class H	16,500	124,775
ANTA Sports Products, Ltd.	14,000	132,902
Autohome, Inc. ADR	1,000	87,650
Baidu, Inc. ADR(1)	2,480	296,112
BYD Co., Ltd., Class H	12,500	117,771
China Conch Venture Holdings, Ltd.	25,500	109,693
China Construction Bank Corp., Class H	803,000	585,492
China Evergrande Group	34,000	95,513
China Gas Holdings, Ltd.	23,600	70,982
China Life Insurance Co., Ltd., Class H	83,000	190,395
China Mengniu Dairy Co., Ltd.(1)	36,000	168,929
China Mobile, Ltd.	54,500	372,024
China National Building Material Co., Ltd., Class H	72,000	111,815
China Overseas Land & Investment, Ltd.	44,500	135,599
China Pacific Insurance (Group) Co., Ltd., Class H	36,400	105,466
China Petroleum & Chemical Corp., Class H	302,000	128,658
China Resources Beer Holdings Co., Ltd.	22,000	152,988
China Resources Gas Group, Ltd.	16,000	78,920
China Resources Land, Ltd.	37,777	157,451
China Shenhua Energy Co., Ltd., Class H	49,500	81,962
China Telecom Corp., Ltd., Class H	234,000	69,481
China Tower Corp., Ltd., Class H(2)	596,000	108,430
China Unicom (Hong Kong), Ltd.	98,000	54,510
China Vanke Co., Ltd., Class H	26,700	84,170
CITIC Securities Co., Ltd., Class H	39,500	92,109
CITIC, Ltd.	75,000	70,394
CNOOC, Ltd.	183,000	193,157
Country Garden Holdings Co., Ltd.	100,000	128,420
Country Garden Services Holdings Co., Ltd.	14,827	89,457
CSPC Pharmaceutical Group, Ltd.	74,400	156,698
ENN Energy Holdings, Ltd.	11,500	139,400
Geely Automobile Holdings, Ltd.	68,000	142,649
Guangdong Investment, Ltd.	42,000	67,905
Haier Electronics Group Co., Ltd.	26,000	90,345
Hengan International Group Co., Ltd.	11,000	92,357
Huazhu Group, Ltd. ADR	2,300	78,959
Industrial & Commercial Bank of China, Ltd., Class H	577,000	338,088
JD.com, Inc. ADR(1)	6,424	409,787

Security	Shares	Value
Lenovo Group, Ltd.	136,000	$81,987
Li Ning Co., Ltd.	31,000	99,919
Longfor Group Holdings, Ltd.(2)	25,000	123,551
Meituan Dianping, Class B(1)	11,600	287,059
Momo, Inc. ADR	2,500	46,175
NetEase, Inc. ADR	681	312,184
New Oriental Education & Technology Group, Inc. ADR(1)	1,474	206,655
PetroChina Co., Ltd., Class H	282,000	98,066
PICC Property & Casualty Co., Ltd., Class H	100,000	79,024
Pinduoduo, Inc. ADR(1)	2,600	238,680
Ping An Insurance (Group) Co. of China, Ltd., Class H	48,000	506,459
Semiconductor Manufacturing International Corp.(1)	53,000	207,519
Shenzhou International Group Holdings, Ltd.	10,100	120,642
Shimao Group Holdings, Ltd.	22,000	93,353
Sino Biopharmaceutical, Ltd.	133,500	174,403
Sinopharm Group Co., Ltd., Class H	22,400	53,385
Sunac China Holdings, Ltd.	29,000	136,742
Sunny Optical Technology Group Co., Ltd.	9,200	172,768
TAL Education Group ADR(1)	3,648	285,164
Tencent Holdings, Ltd.	44,600	3,059,478
Trip.com Group, Ltd. ADR(1)	5,600	152,320
Vipshop Holdings, Ltd. ADR(1)	7,998	182,114
Want Want China Holdings, Ltd.	103,000	76,225
Wuxi Biologics Cayman, Inc.(1)(2)	9,000	185,795
Xiaomi Corp., Class B(1)(2)	115,200	220,845
Yum China Holdings, Inc.	3,700	189,588
ZTO Express Cayman, Inc. ADR	4,100	151,905

		$16,516,559

Colombia — 3.0%
Bancolombia S.A.	79,900	$573,619
Bancolombia S.A., PFC Shares	149,500	1,061,278
Ecopetrol S.A.	1,629,300	907,834
Grupo Argos S.A.	95,900	262,036
Grupo Aval Acciones y Valores S.A., PFC Shares	1,315,700	306,632
Grupo de Inversiones Suramericana S.A.	76,200	396,003
Interconexion Electrica S.A.	149,300	767,897

		$4,275,299

Cyprus — 0.7%
Bank of Cyprus Holdings PLC(1)(3)	1,716,590	$1,009,224
Bank of Cyprus Holdings PLC(1)(3)	45,800	27,133

		$1,036,357

Egypt — 3.0%
Commercial International Bank Egypt SAE	372,590	$1,478,556
Credit Agricole Egypt SAE	231,630	392,274
Eastern Co. SAE	592,750	447,079
Egypt Kuwait Holding Co. SAE	334,620	351,620
Egyptian Financial Group-Hermes Holding Co.	368,320	317,437
ElSewedy Electric Co.	818,720	348,181
Juhayna Food Industries	494,710	243,492
Talaat Moustafa Group	1,058,890	387,505
Telecom Egypt	283,480	231,527

		$4,197,671

Security	Shares	Value
Georgia — 3.1%
Bank of Georgia Group PLC(1)	178,860	$1,819,536
Georgia Capital PLC(1)	16,200	77,142
TBC Bank Group PLC(1)	234,386	2,405,991

		$4,302,669

Greece — 5.2%
Aegean Airlines S.A.(1)	15,000	$63,891
Alpha Bank AE(1)	649,300	408,321
Athens Water Supply & Sewage Co. S.A.	20,000	156,028
Eurobank Ergasias Services and Holdings S.A.(1)	1,215,600	519,482
GEK Terna Holding Real Estate Construction S.A.(1)	33,800	231,025
Hellenic Exchanges - Athens Stock Exchange S.A.	26,900	96,324
Hellenic Telecommunications Organization S.A.	112,200	1,650,858
Holding Co. ADMIE IPTO S.A.	54,300	143,067
JUMBO S.A.	51,100	997,011
LAMDA Development S.A.(1)	29,024	194,948
Motor Oil (Hellas) Corinth Refineries S.A.	28,500	389,267
Mytilineos S.A.	46,900	438,401
National Bank of Greece S.A.(1)	257,100	341,009
OPAP S.A.	90,307	818,080
Piraeus Bank S.A.(1)	132,800	183,227
Piraeus Port Authority S.A.	3,500	67,945
Public Power Corp. S.A.(1)	48,900	227,289
Sarantis S.A.	14,700	146,557
Terna Energy S.A.	21,300	279,558

		$7,352,288

India — 5.3%
Adani Ports and Special Economic Zone, Ltd.	1,003	$4,213
Asian Paints, Ltd.	4,890	112,254
Avenue Supermarts, Ltd.(1)(2)	2,445	67,203
Axis Bank, Ltd.	32,434	187,126
Bajaj Auto, Ltd.	1,548	61,995
Bajaj Finance, Ltd.	2,852	124,085
Bajaj Finserv, Ltd.	652	54,030
Bandhan Bank, Ltd.(2)	7,986	36,644
Bharat Petroleum Corp., Ltd.	11,979	66,125
Bharti Airtel, Ltd.(1)	34,127	252,876
Britannia Industries, Ltd.	1,222	62,489
Coal India, Ltd.	24,017	41,542
Dabur India, Ltd.	9,942	68,025
Dr. Reddy’s Laboratories, Ltd.	2,037	123,432
Eicher Motors, Ltd.	244	67,135
GAIL (India), Ltd.	32,278	41,777
Godrej Consumer Products, Ltd.	6,846	63,331
Grasim Industries, Ltd.	5,705	48,156
Havells India, Ltd.	5,216	40,617
HCL Technologies, Ltd.	18,300	172,248
HDFC Life Insurance Co., Ltd.(1)(2)	9,208	77,146
Hero MotoCorp, Ltd.	1,793	63,716
Hindalco Industries, Ltd.	22,328	49,100
Hindustan Petroleum Corp., Ltd.	15,400	44,236
Hindustan Unilever, Ltd.	10,105	298,103
Housing Development Finance Corp., Ltd.	24,928	594,363
ICICI Bank, Ltd.(1)	75,622	352,323

Security	Shares	Value
ICICI Lombard General Insurance Co., Ltd.(2)	3,586	$62,152
ICICI Prudential Life Insurance Co., Ltd.(2)	8,900	53,718
Indian Oil Corp., Ltd.	36,214	42,814
Infosys, Ltd.	53,225	685,614
ITC, Ltd.	56,188	145,632
JSW Steel, Ltd.	17,195	50,807
Larsen & Toubro, Ltd.	7,945	96,982
Lupin, Ltd.	5,700	70,328
Mahindra & Mahindra, Ltd.	12,957	105,461
Maruti Suzuki India, Ltd.	1,711	142,943
Nestle India, Ltd.	407	89,719
NTPC, Ltd.	44,820	52,021
Oil & Natural Gas Corp., Ltd.	45,390	47,552
Power Grid Corporation of India, Ltd.	32,679	77,857
Reliance Industries, Ltd.	43,516	1,205,149
SBI Life Insurance Co., Ltd.(1)(2)	6,438	78,333
Shree Cement, Ltd.	163	47,151
Shriram Transport Finance Co., Ltd.	5,787	53,459
State Bank of India(1)	29,826	75,908
Sun Pharmaceutical Industries, Ltd.	14,669	105,392
Tata Consultancy Services, Ltd.	14,144	431,408
Tata Motors, Ltd.(1)	29,419	40,929
Tech Mahindra, Ltd.	8,400	76,260
Titan Co., Ltd.	5,542	77,466
UltraTech Cement, Ltd.	1,793	98,796
United Spirits, Ltd.(1)	6,031	46,811
UPL, Ltd.(1)	10,227	65,215
Vedanta, Ltd.	34,552	52,703
Wipro, Ltd.	21,339	79,762
Zee Entertainment Enterprises, Ltd.	16,100	29,760

		$7,462,392

Indonesia — 1.6%
Astra International Tbk PT	531,000	$187,052
Bank Central Asia Tbk PT	244,700	524,141
Bank Mandiri Persero Tbk PT	489,700	194,631
Bank Negara Indonesia Persero Tbk PT	212,400	67,149
Bank Rakyat Indonesia Persero Tbk PT	1,370,100	297,606
Barito Pacific Tbk PT(1)	844,800	55,275
Charoen Pokphand Indonesia Tbk PT	211,100	90,143
Gudang Garam Tbk PT	16,300	55,889
Indocement Tunggal Prakarsa Tbk PT(1)	55,900	47,466
Indofood CBP Sukses Makmur Tbk PT	77,000	48,526
Indofood Sukses Makmur Tbk PT	136,100	60,321
Kalbe Farma Tbk PT	670,700	72,149
Semen Indonesia Persero Tbk PT	88,500	56,109
Telekomunikasi Indonesia Persero Tbk PT	1,271,500	265,209
Unilever Indonesia Tbk PT	217,000	125,080
United Tractors Tbk PT	50,300	73,715

		$2,220,461

Kuwait — 4.3%
Agility Public Warehousing Co. KSC	180,560	$382,118
Boubyan Bank KSCP	171,179	302,458
Burgan Bank SAK	127,900	75,562
Gulf Bank KSCP	247,300	154,581

Security	Shares	Value
Kuwait Finance House KSCP	798,075	$1,533,315
Mabanee Co. SAK	99,984	198,211
Mobile Telecommunications Co.	353,583	638,405
National Bank of Kuwait SAK	1,049,643	2,747,425

		$6,032,075

Mauritius — 0.7%
MCB Group, Ltd.	166,308	$921,256

		$921,256

Peru — 1.6%
Cia de Minas Buenaventura SAA ADR	33,200	$393,752
Credicorp, Ltd.	10,400	1,322,568
Southern Copper Corp.	13,100	572,601

		$2,288,921

Romania — 2.0%
Banca Transilvania S.A.(1)	2,186,800	$1,066,855
BRD-Groupe Societe Generale S.A.(1)	109,400	304,588
Digi Communications N.V.(2)	18,400	151,565
OMV Petrom S.A.	5,927,200	449,303
Societatea Energetica Electrica S.A.	72,300	183,414
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	60,100	417,145
Transelectrica S.A.	15,900	84,399
Transgaz S.A. Medias	2,500	168,833

		$2,826,102

Serbia — 4.7%
Energoprojekt Holding AD Beograd(1)	74,772	$291,806
Komercijalna Banka AD Beograd(1)	131,568	3,066,834
Metalac AD(1)	67,357	1,292,547
NIS AD Novi Sad	361,854	1,987,252

		$6,638,439

Singapore — 1.3%
Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,782,180

		$1,782,180

South Korea — 14.9%
AMOREPACIFIC Corp.	1,035	$144,638
Celltrion Healthcare Co., Ltd.(1)	1,864	148,017
Celltrion, Inc.(1)	2,629	655,385
Coway Co., Ltd.	2,500	161,166
E-MART, Inc.	830	79,465
Hana Financial Group, Inc.	11,229	278,650
HLB, Inc.(1)	1,593	112,063
Hotel Shilla Co., Ltd.	1,568	92,774
Hyundai Engineering & Construction Co., Ltd.	4,244	122,592
Hyundai Heavy Industries Holdings Co., Ltd.	540	107,398
Hyundai Mobis Co., Ltd.	2,240	387,602
Hyundai Motor Co.	4,968	529,891
Hyundai Motor Co., Second PFC Shares	1,868	108,781

Security	Shares	Value
Kakao Corp.	1,631	$473,178
Kangwon Land, Inc.	5,568	106,896
KB Financial Group, Inc.	12,727	376,659
Kia Motors Corp.	9,714	330,629
Korea Electric Power Corp.(1)	8,936	143,361
Korea Investment Holdings Co., Ltd.	2,414	98,878
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,652	124,059
Korea Zinc Co., Ltd.	357	124,139
KT&G Corp.	4,303	292,061
LG Chem, Ltd.	1,528	731,667
LG Corp.	3,522	218,707
LG Display Co., Ltd.(1)	10,343	109,482
LG Electronics, Inc.	4,150	246,779
LG Household & Health Care, Ltd.	284	327,545
LG Uplus Corp.	10,402	100,134
Lotte Chemical Corp.	660	93,601
Mirae Asset Daewoo Co., Ltd.	22,054	146,437
Naver Corp.	4,057	1,030,688
NCsoft Corp.	457	311,398
Netmarble Corp.(1)(2)	1,056	113,596
Orion Corp. of Republic of Korea	978	110,003
POSCO	2,637	425,531
S-Oil Corp.	2,125	109,209
Samsung Biologics Co., Ltd.(1)(2)	522	321,843
Samsung C&T Corp.	2,968	264,378
Samsung Electro-Mechanics Co., Ltd.	2,007	237,431
Samsung Electronics Co., Ltd.	136,770	6,684,475
Samsung Electronics Co., Ltd., PFC Shares	24,522	1,024,230
Samsung Fire & Marine Insurance Co., Ltd.	1,143	164,523
Samsung Life Insurance Co., Ltd.	2,939	117,407
Samsung SDI Co., Ltd.	1,673	560,089
Samsung SDS Co., Ltd.	1,208	169,307
Shinhan Financial Group Co., Ltd.	15,151	380,188
SK Holdings Co., Ltd.	1,290	240,451
SK Hynix, Inc.	16,246	1,137,484
SK Innovation Co., Ltd.	2,192	234,523
SK Telecom Co., Ltd.	834	154,465
Woori Financial Group, Inc.	21,225	151,806
Yuhan Corp.	1,935	93,053

		$21,008,712

Sri Lanka — 0.2%
Softlogic Life Insurance PLC(1)	2,152,000	$353,521

		$353,521

Taiwan — 13.0%
Accton Technology Corp.	12,000	$94,008
Advantech Co., Ltd.	10,667	112,262
ASE Technology Holding Co., Ltd.	95,358	244,305
Asia Cement Corp.	72,000	98,147
Asustek Computer, Inc.	20,000	147,507
Catcher Technology Co., Ltd.	18,000	132,906
Cathay Financial Holding Co., Ltd.	194,087	262,371
Chailease Holding Co., Ltd.	31,200	130,572
Chang Hwa Commercial Bank, Ltd.	190,000	123,172

Security	Shares	Value
China Development Financial Holding Corp.	363,000	$107,066
China Steel Corp.	338,000	228,659
Chunghwa Telecom Co., Ltd.	101,000	377,450
Compal Electronics, Inc.	136,000	86,374
CTBC Financial Holding Co., Ltd.	476,000	315,228
Delta Electronics, Inc.	47,680	325,915
E.Sun Financial Holding Co., Ltd.	288,278	266,745
Far Eastern New Century Corp.	99,700	87,185
Far EasTone Telecommunications Co., Ltd.	53,000	114,187
First Financial Holding Co., Ltd.	253,000	203,879
Formosa Chemicals & Fibre Corp.	94,000	216,263
Formosa Petrochemical Corp.	35,000	97,552
Formosa Plastics Corp.	112,000	299,959
Fubon Financial Holding Co., Ltd.	169,000	240,687
Globalwafers Co., Ltd.	7,000	100,203
Hon Hai Precision Industry Co., Ltd.	307,508	821,855
Hotai Motor Co., Ltd.	7,000	160,096
Hua Nan Financial Holdings Co., Ltd.	228,000	156,375
Largan Precision Co., Ltd.	3,000	391,465
Lite-On Technology Corp.	62,000	104,891
MediaTek, Inc.	28,000	668,586
Mega Financial Holding Co., Ltd.	280,000	309,107
Nan Ya Plastics Corp.	130,000	271,091
Novatek Microelectronics Corp., Ltd.	16,000	158,606
Pegatron Corp.	52,000	109,088
President Chain Store Corp.	17,000	162,386
Quanta Computer, Inc.	67,000	187,196
Realtek Semiconductor Corp.	12,000	153,098
Shanghai Commercial & Savings Bank, Ltd. (The)	94,606	136,709
Shin Kong Financial Holding Co., Ltd.(1)	362,352	105,299
SinoPac Financial Holdings Co., Ltd.	309,000	112,324
Taishin Financial Holding Co., Ltd.	289,000	131,708
Taiwan Cement Corp.	130,867	201,013
Taiwan Cooperative Financial Holding Co., Ltd.	237,000	173,103
Taiwan Mobile Co., Ltd.	48,000	171,988
Taiwan Semiconductor Manufacturing Co., Ltd.	576,000	8,382,872
Uni-President Enterprises Corp.	120,960	295,221
United Microelectronics Corp.	307,000	232,797
Win Semiconductors Corp.	11,000	118,621
Yageo Corp.	7,000	92,951
Yuanta Financial Holding Co., Ltd.	293,675	180,692

		$18,401,740

United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	259,100	$358,229
Aldar Properties PJSC	359,800	170,951
Dubai Islamic Bank PJSC	169,500	173,248
Emaar Malls PJSC(1)	253,900	92,402
Emaar Properties PJSC(1)	334,300	236,425
Emirates NBD Bank PJSC	116,800	283,265
Emirates Telecommunications Group Co. PJSC	160,200	724,340
First Abu Dhabi Bank PJSC	253,600	769,025

		$2,807,885

Security	Shares	Value
Vietnam — 10.5%
FPT Corp.	680,925	$1,398,928
Ho Chi Minh City Development Joint Stock Commercial Bank(1)	240,700	248,950
Hoa Phat Group JSC	1,461,938	1,369,827
Imexpharm Pharmaceutical JSC	48,678	90,676
Masan Group Corp.(1)	197,050	428,804
Military Commercial Joint Stock Bank(1)	1,977,440	1,343,355
Mobile World Investment Corp.(1)	53,333	170,859
No Va Land Investment Group Corp.(1)	201,690	566,428
PetroVietnam Gas JSC	84,800	240,183
PetroVietnam Power Corp.(1)	704,100	277,467
Phat Dat Real Estate Development Corp.	50,522	52,522
Phu Nhuan Jewelry JSC	565,090	1,327,309
Refrigeration Electrical Engineering Corp.	143,700	201,215
Saigon Beer Alcohol Beverage Corp.	60,300	436,232
SSI Securities Corp.	72,996	42,707
Viet Capital Securities JSC	282,825	244,694
Vietnam Dairy Products JSC	370,408	1,710,290
Vietnam National Petroleum Group	125,200	227,863
Vietnam Prosperity JSC Bank(1)	1,755,487	1,583,585
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,347,909
Vingroup JSC(1)	399,041	1,509,660

		$14,819,463

Total Common Stocks (identified cost $116,281,205)		$125,499,990

Foreign Government Bonds — 3.6%

Security	Principal Amount (000’s omitted)	Value
Ukraine — 3.6%
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(4)(5)	$5,813	$5,132,589

		$5,132,589

Total Foreign Government Bonds (identified cost $5,326,808)		$5,132,589

Short-Term Investments — 4.8%

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/6/20(6)	$1,500	$1,499,991

Total U.S. Treasury Obligations (identified cost $1,499,969)		$1,499,991

Other — 3.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(7)	5,252,851	$5,252,325

Total Other (identified cost $5,252,842)		$5,252,325

Total Short-Term Investments (identified cost $6,752,811)		$6,752,316

Total Investments — 97.4% (identified cost $128,360,824)		$137,384,895

Other Assets, Less Liabilities — 2.6%		$3,636,349

Net Assets — 100.0%		$141,021,244

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $6,733,410 or 4.8% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $5,132,589 or 3.6% of the Portfolio’s net assets.

(5)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.7%	$39,056,550
Information Technology	18.6	26,213,893
Consumer Discretionary	9.5	13,399,733
Communication Services	8.0	11,286,260
Energy	5.0	7,011,757
Materials	4.8	6,815,528
Consumer Staples	4.6	6,535,544
Real Estate	4.4	6,146,031
Foreign Government Bonds	3.6	5,132,589
Industrials	2.7	3,752,613
Utilities	2.1	3,031,525
Health Care	1.6	2,250,556
Short-Term Investments	4.8	6,752,316

Total Investments	97.4%	$137,384,895

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	6,854,555	USD	7,939,631	8/3/20	$134,696
EUR	4,629,131	USD	5,361,922	8/3/20	90,965
EUR	2,702,488	USD	3,130,292	8/3/20	53,106
USD	3,041,340	EUR	2,702,488	8/3/20	(142,058)
USD	5,209,554	EUR	4,629,131	8/3/20	(243,333)
USD	7,714,013	EUR	6,854,555	8/3/20	(360,314)

					$(466,938)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	5,844,555	USD	6,764,330	Goldman Sachs International	8/4/20	$120,267	$—
EUR	4,419,131	USD	5,114,583	Goldman Sachs International	8/4/20	90,935	—
EUR	1,440,000	USD	1,619,584	Goldman Sachs International	8/4/20	76,665	—
EUR	1,010,000	USD	1,135,958	Goldman Sachs International	8/4/20	53,772	—
EUR	2,092,858	USD	2,422,218	Goldman Sachs International	8/4/20	43,066	—
EUR	1,262,488	USD	1,461,170	Goldman Sachs International	8/4/20	25,979	—
EUR	210,000	USD	236,189	Goldman Sachs International	8/4/20	11,181	—
USD	2,353,861	EUR	2,092,858	Goldman Sachs International	8/4/20	—	(111,423)
USD	3,130,346	EUR	2,702,488	State Street Bank and Trust Company	8/4/20	—	(53,052)
USD	5,362,015	EUR	4,629,131	State Street Bank and Trust Company	8/4/20	—	(90,873)
USD	7,939,768	EUR	6,854,555	State Street Bank and Trust Company	8/4/20	—	(134,559)
USD	38,373	EUR	32,741	Bank of America, N.A.	8/27/20	—	(213)
USD	2,617,266	EUR	2,251,487	Bank of America, N.A.	8/27/20	—	(36,158)
USD	201,000	EUR	172,653	HSBC Bank USA, N.A.	8/27/20	—	(2,474)
USD	64,493	EUR	54,834	UBS AG	8/27/20	—	(130)
USD	1,462,011	EUR	1,262,488	Goldman Sachs International	8/31/20	—	(25,984)
USD	2,423,612	EUR	2,092,858	Goldman Sachs International	8/31/20	—	(43,075)
USD	5,117,526	EUR	4,419,131	Goldman Sachs International	8/31/20	—	(90,953)
USD	6,768,222	EUR	5,844,555	Goldman Sachs International	8/31/20	—	(120,290)
USD	2,855,790	AED	10,547,575	Standard Chartered Bank	7/7/22	—	(3,944)

						$421,865	$(713,128)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	142	Long	9/18/20	$7,592,030	$308,988

					$308,988

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
UBS AG	CNY	29,672	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 11.50% on $4,199,927 (pays quarterly)	9/24/20	$738,746
UBS AG	CNY	29,713	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 11.50% on $4,200,102 (pays quarterly)	9/29/20	738,777

						$1,477,523

Abbreviations:

ADR	-	American Depositary Receipt

GDP	-	Gross Domestic Product

PFC Shares	-	Preference Shares

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

CNY	-	Yuan Renminbi

EUR	-	Euro

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $5,252,325, which represents 3.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,701,355	$70,920,217	$(71,362,141)	$(6,071)	$(1,035)	$5,252,325	$71,771	5,252,851

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$5,801,884	$76,763,144	$—	$82,565,028
Developed Europe	—	256,000	—	256,000
Emerging Europe	—	22,155,855	—	22,155,855
Latin America	6,564,220	—	—	6,564,220
Middle East/Africa	—	13,958,887	—	13,958,887
Total Common Stocks	$12,366,104	$113,133,886 *	$—	$125,499,990
Foreign Government Bonds	$—	$5,132,589	$—	$5,132,589
Short-Term Investments -
U.S. Treasury Obligations	—	1,499,991	—	1,499,991
Other	—	5,252,325	—	5,252,325
Total Investments	$12,366,104	$125,018,791	$—	$137,384,895
Forward Foreign Currency Exchange Contracts	$—	$700,632	$—	$700,632
Futures Contracts	308,988	—	—	308,988
Swap Contracts	—	1,477,523	—	1,477,523
Total	$12,675,092	$127,196,946	$—	$139,872,038

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,458,833)	$—	$(1,458,833)
Total	$—	$(1,458,833)	$—	$(1,458,833)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.